Operating Segment	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Statements [Line Items]
Operating Segment
6. OPERATING SEGMENTS
The Group operates as a single segment as currently all active entities operate in research and development with the focus on electric vehicles. The Group has setup entities that will operate in the manufacturing and distribution, however at this stage, the Board reviews all financial information as a single segment.

Arrival Group [Member]
Statements [Line Items]
Operating Segment	3. OPERATING SEGMENTS The Company has no segments.